Segment Information (Financial Information of Segments) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Segment Reporting Information [Line Items]
Revenues	¥ 580,956	¥ 582,340	¥ 1,665,694	¥ 1,717,785
Segment profits	49,823	86,145	145,315	247,809
Segment assets	13,324,491		13,324,491		¥ 13,067,528
Operating Segment
Segment Reporting Information [Line Items]
Revenues	582,185	583,252	1,669,454	1,717,695
Segment profits	81,910	129,278	231,430	370,785
Segment assets	11,148,953		11,148,953		10,883,545
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues	110,082	109,655	318,673	321,201
Segment profits	16,243	17,216	41,191	49,797
Segment assets	1,690,586		1,690,586		1,789,693
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues	86,645	103,431	253,921	332,859
Segment profits	5,248	10,514	15,603	57,958
Segment assets	834,678		834,678		821,194
Operating Segment | PE Investment And Concession
Segment Reporting Information [Line Items]
Revenues	86,077	80,047	243,903	223,891
Segment profits	180	24,007	4,257	43,656
Segment assets	398,970		398,970		322,522
Operating Segment | Environment And Energy
Segment Reporting Information [Line Items]
Revenues	32,030	34,585	103,448	112,912
Segment profits	3,662	3,058	17,794	11,585
Segment assets	479,280		479,280		478,796
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues	123,454	109,096	359,208	293,296
Segment profits	15,947	17,651	50,663	43,577
Segment assets	1,887,966		1,887,966		1,580,158
Operating Segment | Banking and credit
Segment Reporting Information [Line Items]
Revenues	21,410	21,042	63,071	62,830
Segment profits	12,720	10,672	36,959	29,441
Segment assets	2,707,265		2,707,265		2,603,736
Operating Segment | Aircraft and ships
Segment Reporting Information [Line Items]
Revenues	7,693	16,958	22,569	46,392
Segment profits	(1,597)	16,452	3,116	33,294
Segment assets	559,971		559,971		585,304
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Revenues	37,225	34,132	95,084	100,054
Segment profits	16,134	14,395	27,548	50,289
Segment assets	1,235,854		1,235,854		1,374,027
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Revenues	43,713	40,721	116,759	117,923
Segment profits	9,625	8,424	25,916	25,112
Segment assets	337,172		337,172		317,847
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Revenues	33,856	33,585	92,818	106,337
Segment profits	3,748	¥ 6,889	8,383	¥ 26,076
Segment assets	¥ 1,017,211		¥ 1,017,211		¥ 1,010,268